Off-balance sheet assets received (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Fair value of assets received that can be sold or repledged	$ 434,023	$ 497,828
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions	418,847	483,426
received in unsecured borrowings	15,175	14,402
Thereof sold or repledged	331,805	367,440
in connection with financing activities	288,752	319,176
to satisfy commitments under short sale transactions	29,515	31,688
in connection with derivative and other transactions	13,538	16,575
Off balance sheet securities placed with central banks related to undrawn credit lines and for payment clearing and settlement purposes	9,900	12,700
UBS AG
Entity [Table]
Fair value of assets received that can be sold or repledged	434,023	497,828
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions	418,847	483,426
received in unsecured borrowings	15,175	14,402
Thereof sold or repledged	331,805	367,440
in connection with financing activities	288,752	319,176
to satisfy commitments under short sale transactions	29,515	31,688
in connection with derivative and other transactions	13,538	16,575
Off balance sheet securities placed with central banks related to undrawn credit lines and for payment clearing and settlement purposes	$ 9,900	$ 12,700